Employee Benefits - Estimated Future Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
2014	$ 5,723
2015	6,698
2016	6,326
2017	6,182
2018	7,220
2019-2023	$ 36,578